UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2007

Check here if Amendment [    ]; Amendment Number: ____
	This Amendment (Check only one.): 	[    ] is a restatement.
		[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Citigroup Institutional Trust Company
Address:	824 Market Street, Suite 210
		Wilmington, Delaware 19801

Form 13F File Number:	28-5476

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Marianne Quinn
Title:		First Vice President
Phone:		(302) 573-5967

Signature, Place, and Date of Signing:


/s/ Marianne Quinn		Wilmington, Delaware        February 14, 2008

Report Type (Check only one.):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.